Document and Entity Information	Mar. 31, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 31, 2016
Registrant Name	Bridge Builder Trust
Central Index Key	0001567101
Amendment Flag	false
Document Creation Date	Mar. 31, 2016
Document Effective Date	Mar. 31, 2016
Prospectus Date	Oct. 28, 2015
Bridge Builder Small/Mid Cap Growth Fund | Bridge Builder Small/Mid Cap Growth Fund
Prospectus:
Trading Symbol	BBGSX
Bridge Builder Small/Mid Cap Value Fund | Bridge Builder Small/Mid Cap Value Fund
Prospectus:
Trading Symbol	BBVSX